UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01884

Endowments
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - Capital Research and ManagementSM]

Endowments

Investments for nonproﬁt institutions

Semi-annual report for the six months ended January 31, 2010

EndowmentsSM is managed by Capital Research and Management Company,SM which also manages the 30 American Funds.® American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks.

Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in ﬁxed-income securities.

Figures shown in this report are past results and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/endowments.

Here are returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2009 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Growth and Income Portfolio
Average annual total return	—	1.80%	5.07%
Cumulative total return	23.93%	9.35%	64.05%

Bond Portfolio
Average annual total return	—	1.58%	4.76%
Cumulative total return	11.82%	8.14%	59.15%

The total annual fund operating expense ratios for Growth and Income Portfolio and Bond Portfolio were 0.74% and 0.81%, respectively, as of July 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The funds’ investment adviser waived a portion of its management fees from September 1, 2004, through February 28, 2009. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 and 27 for details.

The return of principal for bond funds and for funds with signiﬁcant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Dear shareholders:

We welcome the opportunity to report to you at the midpoint of our 2010 fiscal year.

Growth and Income Portfolio
For the six months ended January 31, 2010, the value of an investment in the Growth and Income Portfolio gained 10.5%.* Over the same period, the unmanaged Standard & Poor’s 500 Composite Index rose 9.9% and the Lipper Growth and Income Funds Index rose 10.2%.

The first six months of the fund’s fiscal year were marked by the continuation of the stock market rally that began in March 2009. Volatility decreased significantly through the period as investors adopted a more balanced, less panic-driven approach to equities after the market downturn.

After falling into recession in 2008, the economy finally began to grow again in the third quarter of 2009, and posted a robust 5.9% increase in gross domestic product in the fourth quarter. The Federal Reserve continued to hold its benchmark lending rate in a range between zero and 0.25%, and fiscal policy remains stimulative. Furthermore, corporate profits were strong throughout the period, aiding the economy’s natural progression toward recovery.

The fund’s holdings in large-cap, established companies, which served it well during the downturn, continued to generate solid returns during the period. In particular, the fund’s holdings in financial and technology shares did well, as investors returned to sectors that were perceived to be riskier. Consumer staples and telecommunications shares, on the other hand, lagged the overall market after leading it higher in the first few months of recovery.

We are optimistic that corporate profits will continue to climb in the coming months. However, high unemployment, massive deficit spending and renewed signs of inflation are all potential hurdles for the economy.

In spite of their strong recovery off the bottom early this year, common stocks still seem very reasonably valued. At the end of the six-month period, the portfolio was 94% invested in equities, unchanged from the beginning of the fiscal year.

Bond Portfolio
For the six months ended January 31, 2010, the value of an investment in the Bond Portfolio rose 5.3%. Over the same period, the unmanaged Barclays Capital U.S. Aggregate Index gained 3.9%, while the Lipper Corporate Debt A-Rated Bond Funds Average added 6.6%.

We are gratified that the Bond Portfolio’s return surpassed that of the Barclays index, its benchmark. The higher return of the Lipper average is likely due to the greater concentration of U.S. Treasuries and Federal agency securities held by the Bond Portfolio — a result of moves taken during the market downturn. During the recent six-month period, however, bond market investors continued migrating away from their safe-haven investments, producing a rally in corporate bonds but pressuring prices on Treasuries.

The Bond Portfolio ended the period with 33% of its assets in Treasuries and other Federal government securities, down from 34% at the start of the period. Corporate bonds made up 29% of the portfolio, compared to 30% at the start of the fiscal year. Mortgage- and asset-backed securities represented 26% of the portfolio, up from 25% at the beginning of the period. These minor changes reflected a desire to preserve capital and avoid risk.

At the end of the six months, the portfolio was 96% invested in fixed-income obligations, down from 98% at the start of the period.

On January 27, shareholders approved the merger of the Bond Portfolio with The Bond Fund of America.SM This merger took place on February 19.

We look forward to reporting to you again at the close of this fiscal year.

Cordially,

/s/ Robert G. O’Donnell

Robert G. O’Donnell
Vice Chairman of the Board
and Principal Executive Officer

/s/ John H. Smet

John H. Smet
President

February 24, 2010

*All percentage gain/loss figures used throughout this letter include reinvestment of distributions.

Summary investment portfolio

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the back cover for details on how to obtain a complete schedule of portfolio holdings.

Growth and Income Portfolio, January 31, 2010
unaudited

[begin pie chart]
Industry sector diversification	Percent of net assets

Information technology	15.31%
Consumer staples	14.42
Health care	13.75
Financials	13.40
Industrials	11.74
Other industries	25.44
Short-term securities & other assets less liabilities	5.94
[end pie chart]

			Percent of
Common stocks - 94.06%	Shares	Value	net assets

Information technology - 15.31%
Microsoft Corp.	117,000	$3,297,060	4.04%
Oracle Corp.	89,000	2,052,340	2.52
Cisco Systems, Inc. (1)	90,000	2,022,300	2.48
International Business Machines Corp.	10,500	1,285,095	1.58
Google Inc., Class A (1)	2,300	1,217,666	1.50
QUALCOMM Inc.	30,000	1,175,700	1.44
Other securities		1,427,450	1.75
		12,477,611	15.31

Consumer staples - 14.42%
Coca-Cola Co.	53,000	2,875,250	3.53
Philip Morris International Inc.	55,000	2,503,050	3.07
Wal-Mart Stores, Inc.	32,000	1,709,760	2.10
PepsiCo, Inc.	20,000	1,192,400	1.46
Hershey Co.	26,500	965,395	1.18
Procter & Gamble Co.	13,000	800,150	.98
Kraft Foods Inc., Class A	25,000	691,500	.85
Other securities		1,017,080	1.25
		11,754,585	14.42

Health care - 13.75%
Merck & Co., Inc.	61,000	2,328,980	2.85
Medtronic, Inc.	35,000	1,501,150	1.84
UnitedHealth Group Inc.	35,000	1,155,000	1.42
Novo Nordisk A/S, Class B (2)	16,000	1,084,707	1.33
Eli Lilly and Co.	30,000	1,056,000	1.29
Pfizer Inc	52,000	970,320	1.19
Becton, Dickinson and Co.	11,000	829,070	1.02
Bristol-Myers Squibb Co.	28,000	682,080	.84
Abbott Laboratories	12,000	635,280	.78
Other securities		970,160	1.19
		11,212,747	13.75

Financials - 13.40%
Wells Fargo & Co.	92,500	2,629,775	3.22
Berkshire Hathaway Inc., Class A (1)	20	2,292,000	2.81
American Express Co.	43,000	1,619,380	1.99
U.S. Bancorp	37,000	927,960	1.14
Allstate Corp.	22,000	658,460	.81
JPMorgan Chase & Co.	15,000	584,100	.72
Chubb Corp.	11,000	550,000	.67
Other securities		1,663,440	2.04
		10,925,115	13.40

Industrials - 11.74%
Boeing Co.	36,000	2,181,600	2.68
Burlington Northern Santa Fe Corp.	15,000	1,495,950	1.84
Lockheed Martin Corp.	13,800	1,028,376	1.26
Honeywell International Inc.	25,000	966,000	1.18
General Electric Co.	55,000	884,400	1.08
United Parcel Service, Inc., Class B	10,000	577,700	.71
Emerson Electric Co.	10,000	415,400	.51
Other securities		2,023,970	2.48
		9,573,396	11.74

Energy - 9.87%
Chevron Corp.	32,000	2,307,840	2.83
Exxon Mobil Corp.	35,000	2,255,050	2.77
Royal Dutch Shell PLC, Class B (ADR)	19,000	1,014,220	1.24
ConocoPhillips	12,000	576,000	.71
Other securities		1,894,229	2.32
		8,047,339	9.87

Materials - 6.53%
BHP Billiton Ltd. (2)	40,000	1,390,496	1.71
Monsanto Co.	15,000	1,138,200	1.39
Air Products and Chemicals, Inc.	13,000	987,480	1.21
E.I. du Pont de Nemours and Co.	17,000	554,370	.68
Other securities		1,252,710	1.54
		5,323,256	6.53

Telecommunication services - 3.68%
AT&T Inc.	66,000	1,673,760	2.05
Verizon Communications Inc.	45,000	1,323,900	1.63
		2,997,660	3.68

Consumer discretionary - 3.49%
Home Depot, Inc.	29,500	826,295	1.01
Time Warner Inc.	28,000	768,600	.94
Other securities		1,253,800	1.54
		2,848,695	3.49

Utilities - 1.87%
PG&E Corp.	14,000	591,360	.72
Other securities		936,200	1.15
		1,527,560	1.87

Total common stocks (cost: $68,921,679)		76,687,964	94.06

Short-term securities - 6.26%	Principal amount (000)	Value	Percent of net assets

Federal Home Loan Bank 0.03%-0.08% due 2/3-2/26/2010	$3,100	3,099,880	3.81
Bank of America Corp. 0.11% due 2/1/2010	1,100	1,099,990	1.35
Emerson Electric Co. 0.09% due 2/8/2010 (3)	500	499,990	.61
Jupiter Securitization Co., LLC 0.14% due 2/8/2010 (3)	400	399,988	.49

Total short-term securities (cost: $5,099,848)		5,099,848	6.26

Total investment securities (cost: $74,021,527)		81,787,812	100.32
Other assets less liabilities		(258,101)	(.32)

Net assets		$81,529,711	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,475,203, which represented 3.04% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $899,978, which represented 1.10% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Summary investment portfolio

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the back cover for details on how to obtain a complete schedule of portfolio holdings.

Bond Portfolio, January 31, 2010
unaudited

[begin pie chart]
Holdings by investment type

Financials	9.18%
Industrials	4.82
Utilities	3.04
Telecommunication services	2.91
Consumer discretionary	2.33
Energy	2.10
Health care	1.73
Consumer staples	1.56
Information technology	1.16
Corporate bonds & notes	28.83%

Bonds & notes of U.S. government	32.89
Mortgage- and asset-backed obligations	25.66
Bonds & notes of governments & government agencies outside the U.S.	6.28
Preferred securities	1.37
Municipals	0.56
Short-term securities & other assets less liabilities	4.41
[end pie chart]

Bonds & notes - 94.22%	Principal amount (000)	Value	Percent of net assets

Corporate bonds & notes - 28.83%
Financials - 9.18%
Banco Santander-Chile 5.375% 2014 (1)	$300	$324,766	.71%
Countrywide Financial Corp., Series B, 5.80% 2012	205	219,954
Bank of America Corp. 5.75% 2017	50	51,073	.60
United Overseas Bank Ltd. 5.375% 2019 (1) (2)	250	259,399	.57
CNA Financial Corp. 6.50% 2016	250	256,959	.56
Other securities		3,069,406	6.74
		4,181,557	9.18

Industrials - 4.82%
Continental Airlines, Inc.:
Series 2001-1, Class A-2, 6.503% 2011 (3)	385	390,294
6.903%-7.707% 2016-2022 (3)	337	325,855	1.57
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013 (1) (3)	220	235,044
BAE Systems Holdings Inc. 4.95%-6.375% 2014-2019 (1)	325	352,400	1.29
Other securities		891,095	1.96
		2,194,688	4.82

Utilities - 3.04%
Reliant Energy Resources Corp. 7.75% 2011	250	264,985	.58
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	239,481	.53
Other securities		881,121	1.93
		1,385,587	3.04

Telecommunication services - 2.91%
SBC Communications Inc.:
6.25% 2011	250	264,781
5.625% 2016	125	137,542
AT&T Wireless Services, Inc. 7.875% 2011	100	107,451
AT&T Inc. 4.95% 2013	200	215,660	1.59
Verizon Communications Inc. 3.75% 2011	225	232,612	.51
Other securities		369,870	.81
		1,327,916	2.91

Consumer discretionary - 2.33%
News America Inc. 6.15% 2037	300	305,801	.67
Tele-Communications, Inc. 9.80% 2012	215	244,986	.54
Other securities		512,494	1.12
		1,063,281	2.33

Energy - 2.10%
Enbridge Energy Partners, LP, Series B, 7.50% 2038	250	293,655	.65
Other securities		661,631	1.45
		955,286	2.10

Health care - 1.73%
Other securities		790,455	1.73

Consumer staples - 1.56%
Other securities		708,599	1.56

Information technology - 1.16%
Other securities		528,403	1.16

Total corporate bonds & notes		13,135,772	28.83

Mortgage- and asset-backed obligations (3) - 25.66%
Fannie Mae:
Series 2000-T5, Class B, 7.30% 2010	500	508,234
Series 2001-T6B, 6.088% 2011	250	263,466
6.50% 2037	1,085	1,173,325
5.50% 2038	938	995,015
5.50% 2038	419	444,003
5.50% 2038	329	349,405
6.00% 2038	376	402,739
3.617%-10.018% 2025-2041 (2)	1,423	1,495,049	12.36
Freddie Mac:
5.00% 2023	324	343,167
5.00% 2023	268	283,554
5.00% 2024	253	268,254
6.00% 2026	263	284,964
5.00% 2039	423	439,746
5.50% 2039	552	586,464
0%-5.50% 2023-2039 (2)	629	649,723	6.27
Government National Mortgage Assn.:
6.00% 2038	301	322,974
6.50% 2038	254	273,915	1.31
Nationwide Building Society, Series 2007-2, 5.50% 2012 (1)	250	269,049	.59
Bank of America 5.50% 2012 (1)	250	266,421	.58
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	250	259,849	.57
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	259,514	.57
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)	242	228,188	.50
Other securities		1,323,623	2.91
		11,690,641	25.66

Bonds & notes of U.S. government - 32.89%
U.S. Treasury:
1.75% 2011	613	624,204
4.875% 2012	1,305	1,411,240
2.00% 2013	380	382,998
4.25% 2013	1,772	1,933,217
1.75% 2014	1,205	1,199,252
4.00% 2015	455	491,455
4.125% 2015	255	276,545
11.25% 2015	520	741,608
3.50% 2018	3,700	3,746,842
4.00% 2018	575	599,438
3.125% 2019	987	953,185
6.00% 2026	300	360,399
4.50% 2036	1,340	1,350,988
4.25% 2039	290	277,971
2.625%-4.375% 2014-2038	635	637,830	32.89
		14,987,172	32.89

Bonds & notes of governments & government agencies outside the U.S. - 6.28%
German Government:
3.75% 2017	€155	228,488
Series 8, 4.25% 2018	315	476,589
4.25% 2014	140	211,593	2.01
French Government O.A.T. Eurobond 4.00% 2018	530	777,410	1.71
Other securities		1,166,134	2.56
		2,860,214	6.28

Municipals - 0.56%
Other securities		254,089	.56

Total bonds & notes (cost: $41,411,871)		42,927,888	94.22

			Percent of
Preferred securities - 1.37%		Value	net assets

Financials - 1.37%
Other securities		624,960	1.37

Total preferred securities (cost: $686,767)		624,960	1.37

Short-term securities - 2.63%	Principal amount (000)	Value	Percent of net assets

General Electric Capital Corp. 0.11% due 2/1/2010	$1,200	1,199,989	2.63

Total short-term securities (cost: $1,199,989)		1,199,989	2.63

Total investment securities (cost: $43,298,627)		44,752,837	98.22
Other assets less liabilities		808,244	1.78

Net assets		$45,561,081	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $6,196,350, which represented 13.60% of the net assets of the fund.

(2) Coupon rate may change periodically.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to symbol
€ = Euros

See Notes to Financial Statements

Results of meeting of shareholders held January 27, 2010

Bond Portfolio

Shares outstanding on record date (November 18, 2009):	3,186,663
Total shares voting on January 27, 2010:	2,067,818	(64.9% of shares outstanding)

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining	Percent of shares abstaining
To approve an Agreement and Plan of Reorganization and Liquidation	2,025,757	98.0%	6,643	0.3%	35,418	1.7%

Financial statements
unaudited

Statements of assets and liabilities
at January 31, 2010
	Growth and Income Portfolio	Bond Portfolio

Assets:
Investment securities, at value (cost: $74,021,527 and $43,298,627, respectively)	$81,787,812	$44,752,837
Cash	107,209	73,569
Unrealized appreciation on open forward currency contracts	-	24,242
Receivables for:
Sales of investments	440,513	118,005
Sales of fund's shares	4,630	2,420
Closed forward currency contracts	-	47,598
Dividends and interest	118,394	558,723
Other	-	19,627
Total assets	82,458,558	45,597,021

Liabilities:
Payables for:
Purchases of investments	462,706	21,127
Repurchases of fund's shares	393,974	-
Closed forward currency contracts	-	113
Investment advisory services	30,153	12,293
Other fees and expenses	42,014	2,407
Total liabilities	928,847	35,940
Net assets at January 31, 2010	$81,529,711	$45,561,081

Net assets consist of:
Capital paid in on shares of beneficial interest	$82,872,053	$55,515,954
Undistributed (distributions in excess of) net investment income	121,497	(508,019)
Accumulated net realized loss	(9,231,638)	(10,922,950)
Net unrealized appreciation	7,767,799	1,476,096
Net assets at January 31, 2010	$81,529,711	$45,561,081

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized
Shares outstanding	6,315,274	3,248,921
Net asset value per share	$12.91	$14.02

See Notes to Financial Statements

Statements of operations
for the six months ended January 31, 2010
	Growth and Income Portfolio	Bond Portfolio
Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,090 on Growth and Income Portfolio)	$982,284	$-
Interest	3,594	972,793
Total income	985,878	972,793

Fees and expenses:
Investment advisory services	207,653	114,187
Transfer agent services	359	265
Reports to shareholders	8,557	4,939
Registration statement and prospectus	14,500	13,542
Trustees' compensation	36,072	21,428
Trustees' travel expenses	7,220	4,015
Auditing	23,549	1,453
Legal	12,908	15,345
Custodian	606	337
Other	28,877	4,235
Total fees and expenses before fee reductions	340,301	179,746
Less fee reductions	28,822	8,465
Total fees and expenses after fee reductions	311,479	171,281
Net investment income	674,399	801,512

Net realized loss and unrealized appreciation on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments	(423,626)	(1,125,482)
Forward currency contracts	-	(12,156)
Currency transactions	(1,496)	186
	(425,122)	(1,137,452)
Net unrealized appreciation (depreciation) on:
Investments	7,799,518	2,654,078
Forward currency contracts	-	49,137
Currency translations	3,278	(2,882)
	7,802,796	2,700,333
Net realized loss and unrealized appreciation on investments, forward currency contracts and currency	7,377,674	1,562,881
Net increase in net assets resulting from operations	$8,052,073	$2,364,393

See Notes to Financial Statements

Statements of changes in net assets
Growth and Income Portfolio
	Six months ended January 31, 2010*	Year ended July 31, 2009
Operations:
Net investment income	$674,399	$1,724,068
Net realized loss on investments and currency transactions	(425,122)	(8,825,481)
Net unrealized appreciation (depreciation) on investments and currency translations	7,802,796	(11,022,636)
Net increase (decrease) in net assets resulting from operations	8,052,073	(18,124,049)

Dividends paid to shareholders from net investment income	(646,877)	(1,876,180)

Net capital share transactions	(4,560,197)	(9,812,420)

Total increase (decrease) in net assets	2,844,999	(29,812,649)

Net assets:
Beginning of period	78,684,712	108,497,361
End of period (including undistributed net investment income: $121,497 and $93,975, respectively)	$81,529,711	$78,684,712

Statements of changes in net assets
Bond Portfolio

	Six months ended January 31, 2010*	Year ended July 31, 2009
Operations:
Net investment income	$801,512	$2,415,384
Net realized loss on investments, forward currency contracts and currency transactions	(1,137,452)	(6,869,744)
Net unrealized appreciation on investments, forward currency contracts and currency translations	2,700,333	2,964,500
Net increase (decrease) in net assets resulting from operations	2,364,393	(1,489,860)

Dividends paid to shareholders from net investment income	(915,362)	(2,724,120)

Net capital share transactions	(2,224,640)	(5,204,850)

Total decrease in net assets	(775,609)	(9,418,830)

Net assets:
Beginning of period	46,336,690	55,755,520
End of period (including distributions in excess of net investment income: $(508,019) and $(394,169), respectively)	$45,561,081	$46,336,690

*Unaudited

See Notes to Financial Statements

Notes to financial statements
         unaudited

1. Organization and significant accounting policies

Organization – Endowments (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio (the "funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

On January 27, 2010, shareholders approved a proposal to reorganize and merge Bond Portfolio into The Bond Fund of America (“BFA”), an open-end, diversified management investment company with the same investment objective as Bond Portfolio. Capital Research and Management Company (“CRMC”), the investment adviser to Bond Portfolio, is also the investment adviser to BFA. Details of the merger can be found in the Subsequent events footnote.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the trust:

Net asset value – The funds generally determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the trust's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, the common stocks and other securities held by the funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

3. Taxation and distributions

Federal income taxation – The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2010, the funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Growth and Income Portfolio	Bond Portfolio
Undistributed ordinary income	$111,921		$170,655
Post-October currency loss deferrals (realized during the period November 1, 2008, through July 31, 2009)*	(17,947)		(69,298)
Capital loss carryforwards†:
Expiring 2011		$(197,715)
Expiring 2014		(345,750)
Expiring 2015		(1,278,462)
Expiring 2016		(218,313)
Expiring 2017	(589,917)	(1,889,258)	(3,929,498)
Post-October capital loss deferrals (realized during the period November 1, 2008, through July 31, 2009)*	(8,216,599)		(5,812,475)

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.

As of January 31, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Growth and Income Portfolio	Bond Portfolio
Gross unrealized appreciation on investment securities	$13,106,695	$1,359,238
Gross unrealized depreciation on investment securities	(5,340,410)	(275,992)
Net unrealized appreciation on investment securities	7,766,285	1,083,246
Cost of investment securities	74,021,527	43,669,591

Dividends from net investment income reported in the financial statements are the same for federal income tax purposes.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the funds’ shares, and American Funds Service Company® ("AFS"), the funds’ transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.50% on the first $150 million of each fund’s daily net assets and 0.40% on such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of each fund. Expenses related to interest, taxes, brokerage commissions, transaction costs and extraordinary items are not subject to these limitations. For the six months ended January 31, 2010, fee reductions were $28,822 and $8,465 for Growth and Income Portfolio and Bond Portfolio, respectively. As a result, the fees shown on the accompanying financial statements of $207,653 and $114,187, for Growth and Income Portfolio and Bond Portfolio, respectively, were reduced to annualized rates of 0.431% and 0.463%, respectively, of average daily net assets.

Distribution services – The trust has a principal underwriting agreement with AFD.  AFD does not receive compensation for any sales of the funds’ shares.

Transfer agent services – The trust has a transfer agent agreement with AFS. Under this agreement, the funds compensate AFS for transfer agent services including shareholder recordkeeping and communications.

Affiliated officers and trustees – Officers and certain trustees of the trust are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

5. Disclosure of fair value measurements

The funds classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Growth and Income Portfolio’s valuation levels as of January 31, 2010:

Growth and Income Portfolio
Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$12,477,611	$-		$-	$12,477,611
Consumer staples	11,754,585	-		-	11,754,585
Health care	10,128,040	1,084,707	*	-	11,212,747
Financials	10,925,115	-		-	10,925,115
Industrials	9,573,396	-		-	9,573,396
Energy	8,047,339	-		-	8,047,339
Materials	3,932,760	1,390,496	*	-	5,323,256
Telecommunication services	2,997,660	-		-	2,997,660
Consumer discretionary	2,848,695	-		-	2,848,695
Utilities	1,527,560	-		-	1,527,560
Short-term securities	-	5,099,848		-	5,099,848
Total	$74,212,761	$7,575,051		$-	$81,787,812

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,475,203 of investment securities were classified as Level 2 instead of Level 1.

At January 31, 2010, all of the Bond Portfolio’s investment securities were classified as Level 2.

6. Capital share transactions

Capital share transactions in the funds were as follows:

	Sales		Reinvestments of dividends and distributions		Repurchases		Net decrease
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2010
Growth and Income Portfolio	$2,147,371	167,520	$551,303	43,175	$(7,258,871)	(576,989)	$(4,560,197)	(366,294)
Bond Portfolio	1,957,376	141,087	808,572	58,539	(4,990,588)	(359,253)	(2,224,640)	(159,627)

Year ended July 31, 2009
Growth and Income Portfolio	$5,233,923	473,866	$1,632,354	148,330	$(16,678,697)	(1,561,729)	$(9,812,420)	(939,533)
Bond Portfolio	1,971,828	145,885	2,419,436	184,051	(9,596,114)	(726,640)	(5,204,850)	(396,704)

7. Investment transactions

Growth and Income Portfolio and Bond Portfolio made purchases of investment securities of $8,975,827 and $7,739,321 and sales of investment securities of $12,931,399 and $10,076,851, respectively, during the six months ended January 31, 2010. Short-term securities and U.S. government obligations, if any, were excluded.

8. Forward currency contracts

On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations. As of January 31, 2010, Bond Portfolio had open forward currency contracts to sell currencies as follows:

		Contract amount		Unrealized appreciation at January 31,
	Settlement date	Receive	Deliver	2010

Sales:
Euros	2/19/10	$108,713	€75,000	$4,606
Euros	2/19/10	$576,798	€410,000	7,797
Euros	2/19/10	$211,068	€150,000	2,855
Euros	2/19/10	$210,250	€145,000	8,984

				$24,242

9. Subsequent events

On February 19, 2010, BFA acquired the respective net assets of Bond Portfolio pursuant to the reorganization and merger proposal approved by shareholders on January 27, 2010. The acquisition was accomplished by a tax-free exchange of 3,667,236 Class A shares of BFA valued at $43,566,758, for 3,147,887 shares of Bond Portfolio, at the close of business on February 19, 2010.

Financial highlights(1)

		Income (loss) from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers(3)		Ratio of net income to average net assets(3)

Six months ended 1/31/20010(4)	$11.78	$.10	$1.13	$1.23	$(.10)	$-	$(.10)	$12.91	10.45%	$82	.82	%(5)	.75	%(5)	1.62	%(5)
Year ended 7/31/2009	14.24	.24	(2.44)	(2.20)	(.26)	-	(.26)	11.78	(15.29)	79	.74		.71		2.12
Year ended 7/31/2008	16.14	.26	(1.48)	(1.22)	(.30)	(.38)	(.68)	14.24	(7.95)	108	.67		.62		1.67
Year ended 7/31/2007	14.86	.29	2.03	2.32	(.27)	(.77)	(1.04)	16.14	16.02	119	.69		.64		1.81
Year ended 7/31/2006	14.95	.23	.44	.67	(.23)	(.53)	(.76)	14.86	4.61	104	.71		.66		1.56
Year ended 7/31/2005	14.10	.24	1.20	1.44	(.21)	(.38)	(.59)	14.95	10.33	106	.69		.66		1.60

Bond Portfolio
		Income (loss) from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers(3)		Ratio of net income to average net assets(3)

Six months ended 1/31/20010(4)	$13.59	$.25	$.46	$.71	$(.28)	$-	$(.28)	$14.02	5.27%	$46	.79	%(5)	.75	%(5)	3.51	%(5)
Year ended 7/31/2009	14.65	.67	(.97)	(.30)	(.76)	-	(.76)	13.59	(1.75)	46	.81		.75		5.04
Year ended 7/31/2008	15.82	.83	(1.09)	(.26)	(.91)	-	(.91)	14.65	(1.81)	56	.75		.70		5.33
Year ended 7/31/2007	15.99	.83	(.07)	.76	(.93)	-	(.93)	15.82	4.81	60	.76		.71		5.12
Year ended 7/31/2006	16.62	.81	(.50)	.31	(.94)	-	(.94)	15.99	1.94	60	.79		.74		5.00
Year ended 7/31/2005	16.72	.78	.05	.83	(.93)	-	(.93)	16.62	5.07	65	.74		.71		4.61

	Six months ended January 31,	Year ended July 31
Porttfolio turnover rate	20010 (4)	2009	2008	2007	2006	2005

Growth and Income Portfolio	12%	39%	21%	24%	25%	31%
Bond Portfolio	35%	77%	60%	52%	62%	51%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)This column reflects the impact, if any, of certain waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services.
(4)Unaudited.
(5)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                              unaudited

As a shareholder of the funds, you incur certain ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009, through January 31, 2010).

Actual expenses:
The first line for each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line for each fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the fund and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
Shareholders may be subject to fees charged by financial intermediaries. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

	Beginning account value 8/1/2009	Ending account value 1/31/2010	Expenses paid during period*	Annualized expense ratio

Growth and Income Portfolio -- actual return	$1,000.00	$1,104.53	$3.98	.75%
Growth and Income Portfolio -- assumed 5% return	1,000.00	1,021.42	3.82	.75
Bond Portfolio -- actual return	1,000.00	1,052.66	3.88	.75
Bond Portfolio -- assumed 5% return	1,000.00	1,021.42	3.82	.75

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information
                                                                                                              unaudited

On February 19, 2010, Bond Portfolio merged into The Bond Fund of America. As a result, Bond Portfolio is required to advise you of the federal tax status of certain distributions received by shareholders during the fund’s taxable year ended February 19, 2010. Bond Portfolio hereby designates the following amounts for its taxable year ended February 19, 2010:

Qualified dividend income	$54,000
U.S. government income that may be exempt from state taxation	$283,000

Additional tax information will be mailed in early 2011 to applicable shareholders. Shareholders should consult their tax advisers.

Ofﬁce of the trust
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
Attn: HOST/IIS-IRV S-1
6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting ﬁrm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

For more information about any of the American Funds, please ask your investment professional for a prospectus.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The funds ﬁle their proxy voting records with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting records are available free of charge on the SEC website at sec.gov and on the Endowments website at americanfunds.com/endowments.

A complete January 31, 2010, portfolio of Endowments’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Endowments ﬁles a complete list of its portfolio holdings with the SEC for the ﬁrst and third quarters of each ﬁscal year on Form N-Q. This ﬁling is available free of charge on the SEC website. You may also review or, for a fee, copy this ﬁling at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Ofﬁce of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Endowments, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds.

The Capital Group Companies

Capital International   Capital Guardian   Capital Research and Management   Capital Bank and Trust   American Funds

Lit. No. MFGESR-985-0310P

Litho in USA REG/PL/9141-S21159   © 2010 ENDOWMENTS

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – Capital Research and Managementsm]

Endowments, Growth and Income PortfolioSM
Investment portfolio

January 31, 2010
unaudited

Common stocks — 94.06%	Shares	Value

INFORMATION TECHNOLOGY — 15.31%
Microsoft Corp.	117,000	$3,297,060
Oracle Corp.	89,000	2,052,340
Cisco Systems, Inc.1	90,000	2,022,300
International Business Machines Corp.	10,500	1,285,095
Google Inc., Class A1	2,300	1,217,666
QUALCOMM Inc.	30,000	1,175,700
Hewlett-Packard Co.	9,000	423,630
Intel Corp.	20,000	388,000
Maxim Integrated Products, Inc.	18,000	314,640
Nokia Corp. (ADR)	22,000	301,180
		12,477,611

CONSUMER STAPLES — 14.42%
Coca-Cola Co.	53,000	2,875,250
Philip Morris International Inc.	55,000	2,503,050
Wal-Mart Stores, Inc.	32,000	1,709,760
PepsiCo, Inc.	20,000	1,192,400
Hershey Co.	26,500	965,395
Procter & Gamble Co.	13,000	800,150
Kraft Foods Inc., Class A	25,000	691,500
Avon Products, Inc.	17,000	512,380
Walgreen Co.	14,000	504,700
		11,754,585

HEALTH CARE — 13.75%
Merck & Co., Inc.	61,000	2,328,980
Medtronic, Inc.	35,000	1,501,150
UnitedHealth Group Inc.	35,000	1,155,000
Novo Nordisk A/S, Class B2	16,000	1,084,707
Eli Lilly and Co.	30,000	1,056,000
Pfizer Inc	52,000	970,320
Becton, Dickinson and Co.	11,000	829,070
Bristol-Myers Squibb Co.	28,000	682,080
Abbott Laboratories	12,000	635,280
Johnson & Johnson	8,000	502,880
Stryker Corp.	9,000	467,280
		11,212,747

FINANCIALS — 13.40%
Wells Fargo & Co.	92,500	2,629,775
Berkshire Hathaway Inc., Class A1	20	2,292,000
American Express Co.	43,000	1,619,380
U.S. Bancorp	37,000	927,960
Allstate Corp.	22,000	658,460
JPMorgan Chase & Co.	15,000	584,100
Chubb Corp.	11,000	550,000
BB&T Corp.	16,000	445,920
KeyCorp	45,000	323,100
Lincoln National Corp.	13,000	319,540
Citigroup Inc.1	90,000	298,800
Comerica Inc.	8,000	276,080
		10,925,115

INDUSTRIALS — 11.74%
Boeing Co.	36,000	2,181,600
Burlington Northern Santa Fe Corp.	15,000	1,495,950
Lockheed Martin Corp.	13,800	1,028,376
Honeywell International Inc.	25,000	966,000
General Electric Co.	55,000	884,400
United Parcel Service, Inc., Class B	10,000	577,700
Tyco International Ltd.	15,000	531,450
Avery Dennison Corp.	15,000	487,650
Emerson Electric Co.	10,000	415,400
Deere & Co.	7,000	349,650
Pitney Bowes Inc.	16,000	334,720
Waste Management, Inc.	10,000	320,500
		9,573,396

ENERGY — 9.87%
Chevron Corp.	32,000	2,307,840
Exxon Mobil Corp.	35,000	2,255,050
Royal Dutch Shell PLC, Class B (ADR)	19,000	1,014,220
ConocoPhillips	12,000	576,000
Penn West Energy Trust	27,500	453,399
Schlumberger Ltd.	7,000	444,220
Occidental Petroleum Corp.	5,000	391,700
Baker Hughes Inc.	7,000	316,960
TOTAL SA (ADR)	5,000	287,950
		8,047,339

MATERIALS — 6.53%
BHP Billiton Ltd.2	40,000	1,390,496
Monsanto Co.	15,000	1,138,200
Air Products and Chemicals, Inc.	13,000	987,480
E.I. du Pont de Nemours and Co.	17,000	554,370
Dow Chemical Co.	20,000	541,800
Nucor Corp.	9,000	367,200
Alcoa Inc.	27,000	343,710
		5,323,256

TELECOMMUNICATION SERVICES — 3.68%
AT&T Inc.	66,000	1,673,760
Verizon Communications Inc.	45,000	1,323,900
		2,997,660

CONSUMER DISCRETIONARY — 3.49%
Home Depot, Inc.	29,500	826,295
Time Warner Inc.	28,000	768,600
McDonald's Corp.	6,000	374,580
Walt Disney Co.	12,000	354,600
Nordstrom, Inc.	8,000	276,320
J.C. Penney Co., Inc.	10,000	248,300
		2,848,695

UTILITIES — 1.87%
PG&E Corp.	14,000	591,360
Southern Co.	15,000	480,000
Exelon Corp.	10,000	456,200
		1,527,560

Total common stocks (cost: $68,921,679)		76,687,964

	Principal amount
Short-term securities — 6.26%	(000)

Federal Home Loan Bank 0.03%-0.08% due 2/3-2/26/2010	$3,100	3,099,880
Bank of America Corp. 0.11% due 2/1/2010	1,100	1,099,990
Emerson Electric Co. 0.09% due 2/8/20103	500	499,990
Jupiter Securitization Co., LLC 0.14% due 2/8/20103	400	399,988

Total short-term securities (cost: $5,099,848)		5,099,848

Total investment securities (cost: $74,021,527)		81,787,812
Other assets less liabilities		(258,101)

Net assets		$81,529,711

1	Security did not produce income during the last 12 months.
2
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,475,203, which represented 3.04% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $899,978, which represented 1.10% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

Endowments, Bond PortfolioSM
Investment portfolio

January 31, 2010
unaudited
Bonds & notes — 94.22%	Principal amount (000)	Value

CORPORATE BONDS & NOTES — 28.83%
Financials — 9.18%
Banco Santander-Chile 5.375% 20141	$300	$324,766
Countrywide Financial Corp., Series B, 5.80% 2012	205	219,954
Bank of America Corp. 5.75% 2017	50	51,073
United Overseas Bank Ltd. 5.375% 20191,2	250	259,399
CNA Financial Corp. 6.50% 2016	250	256,959
Loews Corp. 6.00% 2035	225	220,297
New York Life Global Funding 4.65% 20131	200	212,337
Simon Property Group, LP 6.75% 2014	70	77,897
Simon Property Group, LP 6.125% 2018	125	131,471
Kimco Realty Corp., Series C, 4.82% 2014	200	205,904
Abbey National Treasury Services PLC 3.875% 20141	100	101,485
Santander Issuances, SA Unipersonal 5.805% 20161,2	100	100,171
UniCredito Italiano SpA 5.584% 20171,2	200	198,508
HBOS PLC 6.75% 20181	150	146,875
HBOS PLC 4.375% 20192	€20	23,964
Liberty Mutual Group Inc., Series C, 10.75% 20881,2	$150	166,500
Prudential Holdings, LLC, Series C, 8.695% 20231,3	150	163,392
American Express Co. 6.15% 2017	150	160,385
Principal Life Insurance Co. 5.30% 2013	150	160,067
Hospitality Properties Trust 6.30% 2016	150	148,224
Nordea Bank 3.70% 20141	125	127,283
Nationwide Financial Services, Inc. 6.75% 20672	145	117,008
ProLogis 7.375% 2019	110	114,178
Barclays Bank PLC 2.50% 2013	110	110,235
Monumental Global Funding 5.50% 20131	100	107,314
Royal Bank of Scotland Group PLC 4.875% 20141	100	102,718
Fifth Third Capital Trust IV 6.50% 20672	125	97,188
Allied Irish Banks, PLC 12.50% 2019	€50	76,005
		4,181,557

Industrials — 4.82%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20113	$385	390,294
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20163	106	102,344
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20223	70	64,575
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20223	161	158,936
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20131,3	220	235,044
BAE Systems Holdings Inc. 4.95% 20141	125	131,880
BAE Systems Holdings Inc. 6.375% 20191	200	220,520
Norfolk Southern Corp. 5.75% 2018	200	217,142
Burlington Northern Santa Fe Corp. 7.00% 2014	125	144,378
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20243	133	115,749
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20243	109	99,528
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20123	89	88,847
Lockheed Martin Corp. 4.25% 2019	90	87,850
Northrop Grumman Corp. 5.05% 2019	80	83,022
CSX Corp. 5.75% 2013	50	54,579
		2,194,688

Utilities — 3.04%
Reliant Energy Resources Corp. 7.75% 2011	250	264,985
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	239,481
E.ON International Finance BV 5.80% 20181	200	220,706
Iberdrola Finance Ireland 3.80% 20141	185	188,656
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	150	165,429
Niagara Mohawk Power 3.553% 20141	125	127,257
Enel Finance International 3.875% 20141	100	102,152
Midwest Generation, LLC, Series B, 8.56% 20163	76	76,921
		1,385,587

Telecommunication services — 2.91%
SBC Communications Inc. 6.25% 2011	250	264,781
AT&T Wireless Services, Inc. 7.875% 2011	100	107,451
AT&T Inc. 4.95% 2013	200	215,660
SBC Communications Inc. 5.625% 2016	125	137,542
Verizon Communications Inc. 3.75% 2011	225	232,612
Verizon Communications Inc. 5.55% 2014	85	93,833
France Télécom 4.375% 2014	100	105,949
Telecom Italia Capital SA 5.25% 2015	100	105,840
Telefónica Emisiones, SAU 4.949% 2015	60	64,248
		1,327,916

Consumer discretionary — 2.33%
Tele-Communications, Inc. 9.80% 2012	215	244,986
Comcast Corp. 5.875% 2018	120	128,315
News America Inc. 6.15% 2037	300	305,801
Time Warner Cable Inc. 6.75% 2018	150	167,357
Time Warner Cable Inc. 8.25% 2019	30	36,199
Thomson Reuters Corp. 6.50% 2018	85	96,940
Seminole Tribe of Florida 5.798% 20131,3	85	83,683
		1,063,281

Energy — 2.10%
Enbridge Energy Partners, LP, Series B, 7.50% 2038	250	293,655
Shell International Finance 1.30% 2011	125	125,942
Shell International Finance B.V. 4.00% 2014	90	95,221
Rockies Express Pipeline LLC 6.85% 20181	150	170,313
BP Capital Markets PLC 3.875% 2015	125	130,693
Williams Companies, Inc. 7.625% 2019	50	60,105
Devon Energy Corp. 6.30% 2019	40	44,895
Qatar Petroleum 5.579% 20111,3	33	34,462
		955,286

Health care — 1.73%
Pfizer Inc. 5.35% 2015	125	138,782
Pfizer Inc. 6.20% 2019	130	146,008
Roche Holdings Inc. 6.00% 20191	180	199,037
Novartis Capital Corp. 4.125% 2014	150	159,130
Abbott Laboratories 5.125% 2019	100	105,528
Merck & Co., Inc. 5.00% 2019	40	41,970
		790,455

Consumer staples — 1.56%
Kroger Co. 6.40% 2017	150	167,870
Procter & Gamble Co. 3.50% 2015	150	156,175
Anheuser-Busch InBev NV 4.125% 20151	125	128,587
Safeway Inc. 6.25% 2014	100	111,841
CVS Caremark Corp. 6.60% 2019	90	100,120
Delhaize Group 5.875% 2014	40	44,006
		708,599

Information technology — 1.16%
National Semiconductor Corp. 6.15% 2012	150	160,530
KLA-Tencor Corp. 6.90% 2018	125	135,900
Cisco Systems, Inc. 2.90% 2014	125	127,212
Oracle Corp. 3.75% 2014	100	104,761
		528,403

Total corporate bonds & notes		13,135,772

MORTGAGE- AND ASSET-BACKED OBLIGATIONS3 — 25.66%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	500	508,234
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	263,466
Fannie Mae, Series 2001-4, Class GA, 10.018% 20252	17	19,750
Fannie Mae 6.00% 2026	75	81,043
Fannie Mae 5.614% 20372	195	207,011
Fannie Mae 6.00% 2037	146	156,772
Fannie Mae 6.00% 2037	141	150,931
Fannie Mae 6.50% 2037	1,085	1,173,325
Fannie Mae 7.00% 2037	137	150,917
Fannie Mae 5.50% 2038	938	995,015
Fannie Mae 5.50% 2038	419	444,003
Fannie Mae 5.50% 2038	329	349,405
Fannie Mae 6.00% 2038	376	402,739
Fannie Mae 3.617% 20392	39	40,391
Fannie Mae 3.621% 20392	14	14,813
Fannie Mae 3.65% 20392	183	187,207
Fannie Mae 3.763% 20392	19	19,556
Fannie Mae 3.83% 20392	15	15,260
Fannie Mae 3.845% 20392	10	9,820
Fannie Mae 3.91% 20392	15	15,291
Fannie Mae 3.951% 20392	11	11,737
Fannie Mae 4.50% 2039	209	211,394
Fannie Mae 3.619% 20402	182	186,401
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	15	16,755
Freddie Mac 5.00% 2023	324	343,167
Freddie Mac 5.00% 2023	268	283,554
Freddie Mac 5.00% 2023	69	73,469
Freddie Mac 5.00% 2024	253	268,254
Freddie Mac 6.00% 2026	263	284,964
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	89	75,230
Freddie Mac, Series 3257, Class PA, 5.50% 2036	196	211,047
Freddie Mac, Series 3318, Class JT, 5.50% 2037	202	215,584
Freddie Mac 3.607% 20392	52	53,362
Freddie Mac 3.758% 20392	11	11,123
Freddie Mac 3.847% 20392	10	9,908
Freddie Mac 5.00% 2039	423	439,746
Freddie Mac 5.50% 2039	552	586,464
Government National Mortgage Assn. 6.00% 2038	301	322,974
Government National Mortgage Assn. 6.50% 2038	254	273,915
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	259,514
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	125	126,607
Nationwide Building Society, Series 2007-2, 5.50% 20121	250	269,049
Bank of America 5.50% 20121	250	266,421
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	250	259,849
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20261	242	228,188
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20371	200	208,178
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20361	200	207,016
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	200	204,140
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	187	191,025
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	128	132,783
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	123	124,547
Barclays Bank PLC 4.00% 2019	€50	69,673
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20171	$31	28,116
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	13	13,331
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	7	7,459
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	7	6,801
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	4	3,947
		11,690,641

BONDS & NOTES OF U.S. GOVERNMENT — 32.89%
U.S. Treasury 1.75% 2011	613	624,204
U.S. Treasury 4.875% 2012	1,305	1,411,240
U.S. Treasury 2.00% 2013	380	382,998
U.S. Treasury 4.25% 2013	1,772	1,933,217
U.S. Treasury 1.75% 2014	1,205	1,199,252
U.S. Treasury 2.625% 2014	200	202,938
U.S. Treasury 4.00% 2015	455	491,455
U.S. Treasury 4.125% 2015	255	276,545
U.S. Treasury 11.25% 2015	520	741,608
U.S. Treasury 3.00% 2016	210	210,542
U.S. Treasury 3.50% 2018	3,700	3,746,842
U.S. Treasury 4.00% 2018	575	599,438
U.S. Treasury 3.125% 2019	987	953,185
U.S. Treasury 3.625% 2019	160	160,432
U.S. Treasury 6.00% 2026	300	360,399
U.S. Treasury 4.50% 2036	1,340	1,350,988
U.S. Treasury 4.375% 2038	65	63,918
U.S. Treasury 4.25% 2039	290	277,971
		14,987,172

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.28%
German Government 4.25% 2014	€140	211,593
German Government 3.75% 2017	155	228,488
German Government, Series 8, 4.25% 2018	315	476,589
French Government O.A.T. Eurobond 4.00% 2018	530	777,410
Greek Government 5.50% 2014	35	46,493
Greek Government 6.00% 2019	130	169,090
France Government Agency-Guaranteed, Société Finance 2.875% 20141	$200	203,312
Province of Ontario 1.875% 2012	125	125,443
South Korean Government 5.75% 2014	100	109,503
Polish Government 6.375% 2019	100	108,693
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20141	105	105,500
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20121	100	102,012
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20141	100	100,553
United Mexican States Government Global 5.95% 2019	90	95,535
		2,860,214

MUNICIPALS — 0.56%
State of Maryland, Howard Hughes Medical Institute, Taxable Fixed Rate Bonds, 3.45% 2014	125	129,364
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	123	99,484
State of California, Various Purpose General Obligation Bonds, 7.50% 2034	20	19,799
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	6	5,442
		254,089

Total bonds & notes (cost: $41,411,871)		42,927,888

Preferred securities — 1.37%	Shares

FINANCIALS — 1.37%
QBE Capital Funding II LP 6.797%1,2	200,000	178,328
SMFG Preferred Capital USD 3 Ltd. 9.50%1,2	150,000	165,562
PNC Preferred Funding Trust I 6.517%1,2	200,000	157,882
AXA SA, Series B, 6.379%1,2	150,000	123,188

Total preferred securities (cost: $686,767)		624,960

	Principal amount
Short-term securities — 2.63%	(000)

General Electric Capital Corp. 0.11% due 2/1/2010	$1,200	1,199,989

Total short-term securities (cost: $1,199,989)		1,199,989

Total investment securities (cost: $43,298,627)		44,752,837
Other assets less liabilities		808,244

Net assets		$45,561,081

1
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,196,350, which represented 13.60% of the net assets of the fund.

2	Coupon rate may change periodically.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to symbol

€ = Euros

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-985-0310O-S21474

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a committee on governance comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the committee on governance of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee on governance.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: March 31, 2010

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: March 31, 2010